Goodwill And Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets [Text Block]
8—GOODWILL AND INTANGIBLE ASSETS

As discussed in Note 1-11, the Company adopted ASC 350, ‘‘Goodwill and Other Intangible Assets’’, on January 1, 2002. ASC 350 requires that goodwill and other intangible assets that have indefinite lives not be amortized but instead be tested at least annually for impairment, or more frequently when events or change in circumstances indicate that the asset might be impaired, by comparing the carrying value to the fair value of the reporting unit to which they are assigned. The Company considers its ASC 280 operating segment — High Intensity Focused Ultrasound (HIFU) and Urology Devices and Services (UDS) — to be its reporting units for purposes of testing for impairment. Goodwill amounts to € 1,767 thousand for the UDS division and to € 645 thousand for the HIFU division, at December 31, 2012.

The Company completed the required annual impairment test in the fourth quarter of 2012. To determine the fair value of the Company’s reporting units, the Company used the discounted cash flow approach for each of the two reportable units. The main assumptions used are the following: (i) a five-year business plan approved by management, (ii) a discount rate of 15% for HIFU, 10% for UDS, (iii) a residual value specific to each segment. In both cases, the fair value of the reporting unit was in excess of the reporting unit's book value, which resulted in no goodwill impairment.

A one percentage point increase in the HIFU discount rate assumed in the impairment testing would not lead the Company to record an impairment charge. Similarly, a one percentage point increase in the UDS discount rate assumed in the impairment testing would not lead the Company to record an impairment charge. A zero growth rate in the Company’s UDS business plan would not lead the Company to record any impairment charge. A 10% growth rate in the Company’s HIFU business plan would not lead the Company to record any impairment charge.

Intangible assets consist of the following:

	December 31,
	2012	2011
Licenses	453	412
Trade name and trademark	658	723
Patents	412	412
Organization costs	363	363
Total gross value	1,886	1,910
Less: accumulated amortization	(1,814)	(1,843)
Total	71	68

 Amortization expenses related to intangible assets amounted to € 36 thousand, € 14 thousand and € 36 thousand, for the years ended December 31, 2012, 2011 and 2010, respectively.

For the two coming years, the annual estimated amortization expense for intangible assets will be approximately € 30 thousand.